ACQUISITIONS (Details) $ in Thousands					3 Months Ended		6 Months Ended
	Jul. 31, 2018 USD ($)	Jul. 16, 2018 USD ($) shares	Apr. 16, 2018 USD ($)	Feb. 28, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment								$ 46,467
Acquisition related costs					$ 669	$ 331	$ 1,152	$ 505
Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment				$ 11,600
Entities Under Common Control, Assets Received, Value				$ 11,538
Knoxville Terminals Purchase [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 58,000
Number Of Refined Product Terminals Acquired			2
Subsequent Event [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues		$ 35,000
Stock Issued During Period, Shares, New Issues | shares		1,775,750
Subsequent Event [Member] | Development Assets Acquisition [Member]
Business Acquisition [Line Items]
Entities Under Common Control, Assets Received, Value	$ 12,677